Debt Securities - Summary of Unsubordinated Debt Securities Outstanding Issued Under the Global Programs (Parenthetical) (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	May 25, 2019	Feb. 25, 2019	Dec. 31, 2018	Jul. 26, 2018	Aug. 18, 2017	May 17, 2017
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Convertible amount	$ 2,360,360			$ 2,360,360
Variable rate		4.00%	4.00%		3.50%	2.98%	2.69%
Annual nominal fixed rate	25.98%			25.98%
Private Badlar [member] | Weighted average [member] | Floating interest rate [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Variable rate						2.98%	2.69%